Postemployment benefit plans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension Benefits
Funded Status, end of year
Fair value of plan assets, end of year	$ 12,395	$ 10,981	$ 9,997	$ 10,760
Benefit obligations, end of year	14,419	15,913	14,782	13,024
Over (under) funded status recognized in financial position	(2,024)	(4,932)	(4,785)
Components of net amount recognized in financial position:
Other assets (non-current asset)	5	0	0
Accrued wages, salaries and employee benefits (current liability)	(26)	(23)	(21)
Liability for postemployment benefits (non-current liability)	(2,003)	(4,909)	(4,764)
Net liability recognized	(2,024)	(4,932)	(4,785)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	4,396	7,286	7,044
Prior service cost (credit)	19	36	63
Transition obligation (asset)	0	0	0
Total	4,415	7,322	7,107
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Actuarial loss (gain)	392
Prior service cost (credit)	17
Transition obligation (asset)	0
Total	409
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation	14,352	15,913	14,782
Accumulated benefit obligation	13,989	15,132	14,055
Fair value of plan assets	12,323	10,981	9,997
Pension plans with accumulated benefit obligations in excess of plan assets
Projected benefit obligation	14,352	15,913	14,782
Accumulated benefit obligation	13,989	15,132	14,055
Fair value of plan assets	12,323	10,981	9,997
Non-U.S. Pension Benefits
Funded Status, end of year
Fair value of plan assets, end of year	3,949	3,426	2,818	2,880
Benefit obligations, end of year	4,609	4,737	4,299	3,867
Over (under) funded status recognized in financial position	(660)	(1,311)	(1,481)
Components of net amount recognized in financial position:
Other assets (non-current asset)	123	30	3
Accrued wages, salaries and employee benefits (current liability)	(29)	(27)	(26)
Liability for postemployment benefits (non-current liability)	(754)	(1,314)	(1,458)
Net liability recognized	(660)	(1,311)	(1,481)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	1,373	1,907	1,712
Prior service cost (credit)	13	22	15
Transition obligation (asset)	0	0	0
Total	1,386	1,929	1,727
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Actuarial loss (gain)	86
Prior service cost (credit)	1
Transition obligation (asset)	0
Total	87
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation	4,177	4,310	4,293
Accumulated benefit obligation	3,820	3,903	3,738
Fair value of plan assets	3,394	2,969	2,809
Pension plans with accumulated benefit obligations in excess of plan assets
Projected benefit obligation	1,436	4,107	4,112
Accumulated benefit obligation	1,374	3,752	3,600
Fair value of plan assets	797	2,806	2,661
Other Postretirement Benefits
Funded Status, end of year
Fair value of plan assets, end of year	822	789	814	996
Benefit obligations, end of year	4,784	5,453	5,381	5,184
Over (under) funded status recognized in financial position	(3,962)	(4,664)	(4,567)
Components of net amount recognized in financial position:
Other assets (non-current asset)	0	0	0
Accrued wages, salaries and employee benefits (current liability)	(169)	(169)	(171)
Liability for postemployment benefits (non-current liability)	(3,793)	(4,495)	(4,396)
Net liability recognized	(3,962)	(4,664)	(4,567)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	662	1,528	1,495
Prior service cost (credit)	(84)	(159)	(188)
Transition obligation (asset)	0	3	5
Total	578	1,372	1,312
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Actuarial loss (gain)	41
Prior service cost (credit)	(54)
Transition obligation (asset)	0
Total	$ (13)